Commitments and Contingencies	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Commitments

As of June 30, 2024, the Company did not have any significant capital and other commitments.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of June 30, 2024 and 2023, the Company is not a party to any material legal or administrative proceedings.